Leases - Summary of Reconciliation of Changes in Right of Use Assets and Lease Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Right-of-use asset
Balance Beginning	$ 5,076	$ 6,917
New lease agreements	384
Lease agreements from acquired subsidiaries (note 3)	722
Remeasurement	494	820
Hyperinflation adjustment	1	5
Depreciation	(1,069)	(911)	$ (1,001)
Write off	(110)
Exchange rate effect	(315)	(1,755)
Balance Ending	5,183	5,076	6,917
Lease liabilities
Balance Beginning	6,153	7,675
New lease agreements	384
Lease agreements from acquired subsidiaries (note 3)	446	0
Remeasurement	494	820
Interest added	696	775	870
Principal Elements Of Lease Payment	(913)	(350)
Interest payment	(680)	(775)
Write off	(111)	0
Exchange rate effect	(478)	(1,992)
Balance Ending	$ 5,991	$ 6,153	$ 7,675